Segment Information (Details) - Schedule of Operating Decision Maker Reviews Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue, net	$ 40,245	$ 39,086	$ 125,413	$ 136,856	$ 180,492	$ 205,950	$ 217,544
Cost of revenue	31,380	31,608	95,401	103,580	136,787	165,022	175,497
Segment profit	8,865	7,478	30,012	33,276	43,705	40,928	42,047
Selling, general and administrative expenses (exclusive of depreciation and amortization)	7,741	7,396	24,336	22,721	32,956	29,764	44,199
Related party expense	1,329	2,417	3,627	7,052
Depreciation and amortization	1,095	1,136	2,951	3,357	4,390	5,166	6,312
Related party interest expense, net		80		146
Related party interest income, net	5		(1)
Interest expense, net	1,265	569	3,705	2,094	3,062	2,836	2,844
Foreign exchange losses, net	(529)	684	411	2,863	1,184	1,162	2,195
Other income, net	(200)	(41)	(589)	(94)	804	(2,142)	17
Net loss before income taxes	(1,841)	(4,763)	(4,428)	(4,863)	(5,367)	(9,808)	(23,875)
Bills & Payments [Member]
Segment Reporting Information [Line Items]
Revenue, net	28,093	29,654	91,859	106,412	136,858	166,356	177,634
Cost of revenue	25,743	26,413	80,933	88,094	114,297	144,077	153,121
Segment profit	2,350	3,241	10,926	18,318	22,561	22,279	24,513
Technology [Member]
Segment Reporting Information [Line Items]
Revenue, net	12,152	9,432	33,554	30,444	43,634	39,594	39,910
Cost of revenue	5,637	5,195	14,468	15,486	22,490	20,945	22,376
Segment profit	$ 6,515	$ 4,237	$ 19,086	$ 14,958	$ 21,144	$ 18,649	$ 17,534